AB Active ETFs, Inc.

AB High Yield ETF

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 70.7%
Industrial – 64.1%
Basic – 3.8%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)	U.S.$	68	$69,429
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		260	175,474
7.50%, 09/30/2029(a)		17	8,839
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	5,312
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		97	93,677
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		137	123,022
Element Solutions, Inc. 3.875%, 09/01/2028(a)		320	281,235
ERP Iron Ore LLC 9.039%, 12/31/2019(b) (c) (d) (e)		5	1,598
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		358	300,022
6.125%, 04/15/2032(a)		180	167,143
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		119	104,611
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		12	10,720
3.75%, 02/01/2030(a)		23	19,680
4.75%, 07/15/2027(a)		28	26,684
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	100	93,492
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	151	128,273
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (e)		39	31,934
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		98	88,201
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (f)		60	0
Olympus Water US Holding Corp. 9.75%, 11/15/2028(a)		266	268,186
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		12	10,690
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)		431	403,485
Sealed Air Corp. 5.50%, 09/15/2025(a)		33	32,656
6.875%, 07/15/2033(a)		99	99,589

	Principal Amount (000)		U.S. $ Value

Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	53	$52,202
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		158	147,436
5.625%, 08/15/2029(a)		344	290,394

			3,033,984

Capital Goods – 6.7%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (e)	EUR	120	98,958
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(a)	U.S.$	200	162,396
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		200	186,848
5.25%, 08/15/2027(a)		400	341,406
Ball Corp. 2.875%, 08/15/2030		390	318,142
Bombardier, Inc. 6.00%, 02/15/2028(a)		46	42,935
7.50%, 02/01/2029(a)		33	32,372
7.875%, 04/15/2027(a)		132	131,653
Calderys Financing LLC 11.25%, 06/01/2028(a)		169	173,435
Chart Industries, Inc. 7.50%, 01/01/2030(a)		41	42,046
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		16	15,306
5.125%, 07/15/2029(a)		11	10,405
6.375%, 02/01/2031(a)		68	67,653
Covanta Holding Corp. 4.875%, 12/01/2029(a)		51	44,104
Crown Americas LLC 5.25%, 04/01/2030		31	29,247
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	20,779
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		384	375,859
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(a)		146	143,874
EnerSys 4.375%, 12/15/2027(a)		80	73,316
Enviri Corp. 5.75%, 07/31/2027(a)		151	130,247
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		218	192,544
Griffon Corp. 5.75%, 03/01/2028		39	36,368
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		3	2,906

	Principal Amount (000)		U.S. $ Value

LSB Industries, Inc. 6.25%, 10/15/2028(a) (g)	U.S.$	197	$180,042
Madison IAQ LLC 5.875%, 06/30/2029(a)		234	197,030
Moog, Inc. 4.25%, 12/15/2027(a)		56	51,279
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		67	59,367
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	107,344
Rolls-Royce PLC 3.625%, 10/14/2025(a)	U.S.$	200	189,094
Spirit AeroSystems, Inc. 4.60%, 06/15/2028		18	14,566
Stericycle, Inc. 3.875%, 01/15/2029(a)		180	157,095
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)		200	187,300
TransDigm, Inc. 4.625%, 01/15/2029		150	134,328
4.875%, 05/01/2029		84	75,626
6.25%, 03/15/2026(a)		243	241,428
6.375%, 06/15/2026		79	79,024
6.75%, 08/15/2028(a)		350	351,631
6.875%, 12/15/2030(a)		83	83,683
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		85	86,729
Triumph Group, Inc. 7.75%, 08/15/2025		23	21,684
9.00%, 03/15/2028(a)		329	331,721
WESCO Distribution, Inc. 7.125%, 06/15/2025(a)		14	14,101
7.25%, 06/15/2028(a)		120	122,303

			5,358,174

Communications - Media – 9.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		106	92,367
Altice Financing SA 5.00%, 01/15/2028(a)		228	184,719
5.75%, 08/15/2029(a)		426	337,170
AMC Networks, Inc. 4.25%, 02/15/2029		298	192,091
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		100	85,845
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		50	41,009
4.25%, 01/15/2034(a)		482	369,096
4.50%, 08/15/2030(a)		235	197,945
4.50%, 06/01/2033(a)		53	41,881
4.75%, 03/01/2030(a)		40	34,382
5.00%, 02/01/2028(a)		193	177,865

	Principal Amount (000)		U.S. $ Value

5.125%, 05/01/2027(a)	U.S.$	295	$277,377
6.375%, 09/01/2029(a)		66	62,498
7.375%, 03/01/2031(a)		169	167,956
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		239	214,075
CSC Holdings LLC 3.375%, 02/15/2031(a)		208	142,954
4.50%, 11/15/2031(a)		200	142,534
5.50%, 04/15/2027(a)		356	307,292
7.50%, 04/01/2028(a)		200	126,704
11.25%, 05/15/2028(a)		209	206,103
DISH DBS Corp. 5.25%, 12/01/2026(a)		395	333,838
5.75%, 12/01/2028(a)		263	204,709
5.875%, 11/15/2024		86	80,035
7.375%, 07/01/2028		71	44,387
7.75%, 07/01/2026		101	75,468
DISH Network Corp. 3.375%, 08/15/2026(h)		27	16,480
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		338	235,772
Gray Television, Inc. 4.75%, 10/15/2030(a)		125	87,280
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		118	90,852
5.25%, 08/15/2027(a)		37	29,255
6.375%, 05/01/2026		5	4,454
8.375%, 05/01/2027		40	27,841
Lamar Media Corp. 4.875%, 01/15/2029		8	7,478
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		200	168,702
6.75%, 10/15/2027(a)		200	188,296
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		349	311,503
National CineMedia LLC 5.75%, 08/15/2026(b)		21	0
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		101	83,201
4.625%, 03/15/2030(a)		11	8,953
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		214	166,691
Scripps Escrow II, Inc. 3.875%, 01/15/2029(a)		246	197,624
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		130	83,702
5.50%, 03/01/2030(a)		256	135,913
Sirius XM Radio, Inc. 3.875%, 09/01/2031(a)		344	267,694
4.00%, 07/15/2028(a)		97	84,021

	Principal Amount (000)		U.S. $ Value

4.125%, 07/01/2030(a)	U.S.$	111	$90,436
5.00%, 08/01/2027(a)		35	32,344
5.50%, 07/01/2029(a)		24	21,626
TEGNA, Inc. 5.00%, 09/15/2029		61	53,745
Univision Communications, Inc. 4.50%, 05/01/2029(a)		254	218,661
7.375%, 06/30/2030(a)		150	145,278
Urban One, Inc. 7.375%, 02/01/2028(a)		154	134,510
Virgin Media Finance PLC 5.00%, 07/15/2030(a)		400	324,548
VZ Secured Financing BV 5.00%, 01/15/2032(a)		318	259,294
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		200	154,988

			7,771,442

Communications - Telecommunications – 2.0%
Altice France Holding SA 10.50%, 05/15/2027(a)		252	136,100
Altice France SA/France 3.375%, 01/15/2028(a)	EUR	245	186,834
5.50%, 01/15/2028(a)	U.S.$	200	150,020
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		200	189,992
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		94	72,199
Embarq Corp. 7.995%, 06/01/2036		61	37,150
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		43	33,325
8.75%, 05/15/2030(a)		69	67,029
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(b) (c) (d)		158	0
8.50%, 10/15/2024(b) (d) (f)		47	0
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)		180	107,259
4.25%, 07/01/2028(a)		134	87,759
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	142	142,854
Telecom Italia Capital SA 6.375%, 11/15/2033	U.S.$	90	78,984
7.20%, 07/18/2036		175	158,023
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)		200	167,174

			1,614,702

Consumer Cyclical - Automotive – 3.5%
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		184	177,753

	Principal Amount (000)		U.S. $ Value

Clarios Global LP/Clarios US Finance Co. 8.50%, 05/15/2027(a)	U.S.$	59	$59,663
Dana, Inc. 4.25%, 09/01/2030		20	16,511
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		255	239,723
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (d) (f)		32	0
(First Lien) 11.00%, 10/31/2024(b) (d) (f)		13	0
Ford Motor Co. 4.75%, 01/15/2043		105	78,518
6.10%, 08/19/2032		307	292,857
Ford Motor Credit Co. LLC 5.113%, 05/03/2029		200	183,930
Series G
4.389%, 01/08/2026		200	189,346
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		153	135,803
IHO Verwaltungs GmbH 6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (e)		200	190,538
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		200	175,278
5.875%, 01/15/2028(a)		200	184,188
Mclaren Finance PLC 7.50%, 08/01/2026(a)		200	177,092
PM General Purchaser LLC 9.50%, 10/01/2028(a)		90	86,451
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		130	105,799
Tenneco, Inc. 8.00%, 11/17/2028(a)		219	180,353
Titan International, Inc. 7.00%, 04/30/2028		19	18,091
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)		150	145,447
7.125%, 04/14/2030(a)		158	159,902

			2,797,243

Consumer Cyclical - Entertainment – 3.2%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		26	23,399
Carnival Corp. 4.00%, 08/01/2028(a)		220	196,790
5.75%, 03/01/2027(a)		295	277,666
7.00%, 08/15/2029(a)		203	205,976
9.875%, 08/01/2027(a)		78	82,413
Cedar Fair LP 5.25%, 07/15/2029		15	13,498
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		206	194,458
5.50%, 05/01/2025(a)		63	62,521

	Principal Amount (000)		U.S. $ Value

Cinemark USA, Inc. 5.25%, 07/15/2028(a)	U.S.$	151	$134,070
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		41	39,616
NCL Corp., Ltd. 5.875%, 03/15/2026(a)		24	22,606
8.375%, 02/01/2028(a)		90	92,740
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		91	85,681
5.50%, 08/31/2026(a)		139	133,464
5.50%, 04/01/2028(a)		173	162,279
7.25%, 01/15/2030(a)		30	30,476
9.25%, 01/15/2029(a)		82	87,391
11.50%, 06/01/2025(a)		26	27,662
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		202	182,693
8.75%, 05/01/2025(a)		33	33,581
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		135	129,466
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		28	27,885
Viking Cruises Ltd. 9.125%, 07/15/2031(a)		161	166,377
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	27,127
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		183	170,203

			2,610,038

Consumer Cyclical - Other – 4.4%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		41	40,403
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		151	139,722
Builders FirstSource, Inc. 5.00%, 03/01/2030(a)		158	145,158
6.375%, 06/15/2032(a)		115	112,293
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		239	237,305
7.00%, 02/15/2030(a)		65	65,266
8.125%, 07/01/2027(a)		50	50,773
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		105	96,855
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		21	18,729
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		223	208,748

	Principal Amount (000)		U.S. $ Value

Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	41	$38,237
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		390	323,759
4.875%, 01/15/2030		17	15,852
5.75%, 05/01/2028(a)		11	10,788
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		341	287,562
5.00%, 06/01/2029(a)		49	43,390
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		70	65,880
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		460	390,535
Mattamy Group Corp. 4.625%, 03/01/2030(a)		232	205,134
MGM Resorts International 4.75%, 10/15/2028		138	125,239
6.75%, 05/01/2025		90	90,143
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		20	15,914
Scientific Games International, Inc. 7.00%, 05/15/2028(a)		9	9,006
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		20	17,805
Standard Industries, Inc./NJ 4.75%, 01/15/2028(a)		60	55,232
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		16	15,459
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		61	56,182
5.875%, 06/15/2027(a)		17	16,705
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(a)		17	17,000
Travel + Leisure Co. 4.50%, 12/01/2029(a)		52	44,748
4.625%, 03/01/2030(a)		12	10,335
6.625%, 07/31/2026(a)		249	246,642
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		70	64,127
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		184	174,198
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		86	77,067

			3,532,191

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)	U.S.$	146	$127,849
4.00%, 10/15/2030(a)		30	25,423
5.75%, 04/15/2025(a)		124	123,105
IRB Holding Corp. 7.00%, 06/15/2025(a)		5	5,012
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	18,533
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	113	132,387
Yum! Brands, Inc. 4.625%, 01/31/2032	U.S.$	96	85,792

			518,101

Consumer Cyclical - Retailers – 3.9%
Arko Corp. 5.125%, 11/15/2029(a)		99	81,371
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		183	161,671
5.00%, 02/15/2032(a)		26	22,351
Bath & Body Works, Inc. 6.75%, 07/01/2036		160	147,501
6.875%, 11/01/2035		128	119,674
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (e)		28	25,957
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		28	27,683
Carvana Co. 5.50%, 04/15/2027(a)		39	28,470
FirstCash, Inc. 5.625%, 01/01/2030(a)		11	9,997
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		29	24,578
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		93	82,557
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		72	61,185
LCM Investments Holdings II LLC 8.25%, 08/01/2031(a)		41	41,059
Levi Strauss & Co. 3.50%, 03/01/2031(a)		86	69,937
Lithia Motors, Inc. 4.375%, 01/15/2031(a)		347	295,994
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		58	40,076
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		309	293,315
Penske Automotive Group, Inc. 3.75%, 06/15/2029		80	68,549

	Principal Amount (000)		U.S. $ Value

PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)	U.S.$	515	$491,624
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		115	98,324
4.875%, 11/15/2031(a)		238	197,838
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		372	355,011
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		19	16,642
Staples, Inc. 7.50%, 04/15/2026(a)		206	169,882
10.75%, 04/15/2027(a)		61	33,227
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		33	33,072
White Cap Buyer LLC 6.875%, 10/15/2028(a)		19	17,396
William Carter Co. (The) 5.625%, 03/15/2027(a)		37	35,871
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		68	50,895

			3,101,707

Consumer Non-Cyclical – 9.7%
AdaptHealth LLC 4.625%, 08/01/2029(a)		206	168,366
5.125%, 03/01/2030(a)		45	37,311
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		346	299,588
4.875%, 02/15/2030(a)		100	91,582
6.50%, 02/15/2028(a)		31	30,848
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	32,819
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		196	116,373
6.25%, 02/15/2029(a)		31	13,567
Catalent Pharma Solutions, Inc. 3.125%, 02/15/2029(a)		14	11,801
3.50%, 04/01/2030(a)		165	139,278
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		78	75,777
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		20	15,021
5.25%, 05/15/2030(a)		623	490,637
5.625%, 03/15/2027(a)		17	14,964
6.00%, 01/15/2029(a)		14	11,758
6.875%, 04/01/2028(a)		138	83,377
6.875%, 04/15/2029(a)		126	77,147
8.00%, 03/15/2026(a)		44	42,951

	Principal Amount (000)		U.S. $ Value

DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	154	$122,623
4.625%, 06/01/2030(a)		536	459,786
Elanco Animal Health, Inc. 6.65%, 08/28/2028(g)		249	246,697
Embecta Corp. 5.00%, 02/15/2030(a)		400	328,936
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		122	58,630
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		53	51,923
Garden Spinco Corp. 8.625%, 07/20/2030(a)		82	87,530
Grifols SA 4.75%, 10/15/2028(a)		200	175,548
IQVIA, Inc. 6.50%, 05/15/2030(a)		200	201,628
Jazz Securities DAC 4.375%, 01/15/2029(a)		200	179,526
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		150	132,795
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		156	137,307
4.875%, 05/15/2028(a)		17	16,059
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		421	364,266
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		212	145,351
Medline Borrower LP 3.875%, 04/01/2029(a)		259	225,589
5.25%, 10/01/2029(a)		425	377,396
ModivCare, Inc. 5.875%, 11/15/2025(a)		74	70,223
Newell Brands, Inc. 4.70%, 04/01/2026(g)		125	119,751
6.00%, 04/01/2046(g)		27	21,906
6.375%, 09/15/2027		8	7,854
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		200	180,934
5.125%, 04/30/2031(a)		249	211,926
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		75	66,028
Perrigo Finance Unlimited Co. 4.65%, 06/15/2030(g)		219	194,100
Post Holdings, Inc. 4.50%, 09/15/2031(a)		125	107,731
4.625%, 04/15/2030(a)		58	51,361
5.50%, 12/15/2029(a)		150	138,714
5.75%, 03/01/2027(a)		14	13,675

	Principal Amount (000)		U.S. $ Value

Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)	U.S.$	197	$172,988
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		24	22,450
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		193	161,707
Tenet Healthcare Corp. 4.25%, 06/01/2029		59	52,694
4.375%, 01/15/2030		153	136,075
5.125%, 11/01/2027		156	148,635
6.125%, 10/01/2028		131	126,174
6.125%, 06/15/2030		149	144,599
6.25%, 02/01/2027		51	50,249
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		222	190,236
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		342	297,913
US Foods, Inc. 4.75%, 02/15/2029(a)		80	73,078

			7,825,756

Energy – 5.8%
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		63	60,625
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		23	23,091
Buckeye Partners LP 5.85%, 11/15/2043		70	54,326
California Resources Corp. 7.125%, 02/01/2026(a)		377	379,100
Callon Petroleum Co. 7.50%, 06/15/2030(a)		111	109,751
8.00%, 08/01/2028(a)		70	70,937
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		72	72,038
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	15,674
7.00%, 06/15/2025(a)		50	49,525
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		58	55,028
8.375%, 07/01/2028(a)		401	412,994
8.75%, 07/01/2031(a)		85	88,040
CNX Resources Corp. 6.00%, 01/15/2029(a)		37	35,225
Comstock Resources, Inc. 5.875%, 01/15/2030(a)		125	110,411
6.75%, 03/01/2029(a)		58	54,208
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		89	87,861
9.25%, 02/15/2028(a)		25	25,564

	Principal Amount (000)		U.S. $ Value

Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)	U.S.$	86	$81,493
EnLink Midstream Partners LP Series C 9.618% (LIBOR 3 Month + 4.11%), 10/02/2023(i) (j)		102	89,758
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		65	59,021
4.75%, 01/15/2031(a)		119	105,163
5.50%, 07/15/2028		18	17,185
6.50%, 07/15/2048		125	113,436
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		7	6,782
6.50%, 10/01/2025		24	23,684
7.75%, 02/01/2028		28	27,227
8.00%, 01/15/2027		56	55,238
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		96	91,061
7.00%, 08/01/2027		21	20,707
Gulfport Energy Corp. 6.00%, 10/15/2024(b)		128	81
6.375%, 05/15/2025(b)		24	15
6.375%, 01/15/2026(b)		30	19
6.625%, 05/01/2023(b) (c)		4	2
8.00%, 05/17/2026(a)		29	29,303
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		17	14,937
5.625%, 02/15/2026(a)		130	127,106
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		123	115,181
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		51	52,700
ITT Holdings LLC 6.50%, 08/01/2029(a)		352	317,698
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		337	322,728
10.50%, 05/15/2027(a)		48	47,573
Murphy Oil Corp. 5.875%, 12/01/2042(g)		20	16,842
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		27	25,988
7.50%, 01/15/2028(a)		37	34,129
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		47	45,848
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		125	116,185
6.75%, 09/15/2025(a)		268	258,805
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		189	188,234
NuStar Logistics LP 6.375%, 10/01/2030		17	16,414

	Principal Amount (000)		U.S. $ Value

Southwestern Energy Co. 5.70%, 01/23/2025(g)	U.S.$	32	$31,689
8.375%, 09/15/2028		10	10,385
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a) (g)		150	145,149
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		16	15,578
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		14	12,584
6.00%, 09/01/2031(a)		7	6,213
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		69	58,615
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		105	106,036
8.375%, 06/01/2031(a)		175	176,573

			4,687,763

Other Industrial – 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		214	194,160
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153	137,759
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)	U.S.$	64	64,800
7.75%, 03/15/2031(a)		52	53,772

			450,491

Services – 4.7%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		156	136,182
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(a)		51	46,842
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		400	338,316
4.875%, 06/01/2028(a)	GBP	100	100,211
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	194	155,716
APX Group, Inc. 5.75%, 07/15/2029(a)		104	89,643
6.75%, 02/15/2027(a)		241	234,303
Aramark Services, Inc. 5.00%, 02/01/2028(a)		172	160,407
Block, Inc. 2.75%, 06/01/2026		118	107,392
3.50%, 06/01/2031		100	82,067
Cars.com, Inc. 6.375%, 11/01/2028(a)		125	115,593

	Principal Amount (000)		U.S. $ Value

Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	151	$140,042
9.50%, 11/01/2027(a)		71	68,609
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		134	109,983
Monitronics International, Inc. 0.00%, 04/01/2020(b) (c) (d)		14	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		318	270,570
5.75%, 11/01/2028(a)		312	233,810
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		302	282,080
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		105	93,322
6.25%, 01/15/2028(a)		311	296,227
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	236	225,341
Service Corp. International/US 3.375%, 08/15/2030	U.S.$	22	18,324
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		27	27,019
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		137	136,403
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		17	15,849
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		305	255,986

			3,740,237

Technology – 2.9%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		37	32,098
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		42	36,487
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		44	44,044
CommScope, Inc. 4.75%, 09/01/2029(a)		128	95,099
8.25%, 03/01/2027(a)		29	19,215
Elastic NV 4.125%, 07/15/2029(a)		17	14,661
Entegris Escrow Corp. 5.95%, 06/15/2030(a)		164	157,050
Gen Digital, Inc. 6.75%, 09/30/2027(a)		284	284,483
GoTo Group, Inc. 5.50%, 09/01/2027(a)		148	86,691
Imola Merger Corp. 4.75%, 05/15/2029(a)		110	97,822
NCR Corp. 5.00%, 10/01/2028(a)		86	78,979
5.125%, 04/15/2029(a)		209	190,619
5.75%, 09/01/2027(a)		27	27,243

	Principal Amount (000)		U.S. $ Value

Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	90	$77,856
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		125	116,816
8.25%, 02/01/2028(a)		200	193,662
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		341	163,151
5.375%, 12/01/2028(a)		109	31,164
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	13,960
Seagate HDD Cayman 4.091%, 06/01/2029		117	103,182
8.25%, 12/15/2029(a)		76	79,734
8.50%, 07/15/2031(a)		149	156,593
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		102	85,282
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		190	155,882
Virtusa Corp. 7.125%, 12/15/2028(a)		37	30,289

			2,372,062

Transportation - Airlines – 1.1%
Air Canada 3.875%, 08/15/2026(a)		25	23,086
Allegiant Travel Co. 7.25%, 08/15/2027(a)		38	37,234
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		168	164,452
5.75%, 04/20/2029(a)		161	153,644
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		274	253,318
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		162	161,976
United Airlines, Inc. 4.375%, 04/15/2026(a)		70	66,006
4.625%, 04/15/2029(a)		22	19,589

			879,305

Transportation - Services – 1.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)		217	205,321
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		151	137,014
5.375%, 03/01/2029(a)		95	87,278
5.75%, 07/15/2027(a)		22	21,133

	Principal Amount (000)		U.S. $ Value

Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	188	$170,061
5.00%, 12/01/2029(a)		310	255,477
Mundys SpA 1.875%, 02/12/2028(a)	EUR	153	143,119
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	32	28,726
United Rentals North America, Inc. 3.875%, 02/15/2031		30	25,717
4.875%, 01/15/2028		117	111,273

			1,185,119

			51,478,315

Financial Institutions – 5.5%
Banking – 0.1%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(j)		28	18,107
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)		91	86,818
Societe Generale SA 8.00%, 09/29/2025(a) (j)		3	2,961

			107,886

Brokerage – 0.2%
AG Issuer LLC 6.25%, 03/01/2028(a)		74	70,950
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	9,549
NFP Corp. 4.875%, 08/15/2028(a)		24	21,498
7.50%, 10/01/2030(a)		10	9,719
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		87	87,765

			199,481

Finance – 2.5%
Aircastle Ltd. 5.25%, 06/15/2026(a) (j)		31	24,215
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		98	90,454
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		29	25,026
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		55	50,478
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		214	86,219
Enova International, Inc. 8.50%, 09/01/2024(a)		13	12,923
8.50%, 09/15/2025(a)		131	128,869
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		123	123,422
8.00%, 06/15/2028(a)		80	81,034

	Principal Amount (000)		U.S. $ Value

goeasy Ltd. 5.375%, 12/01/2024(a)	U.S.$	226	$223,238
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		400	343,012
Navient Corp. 4.875%, 03/15/2028		140	122,048
5.625%, 08/01/2033		151	114,520
6.125%, 03/25/2024		115	114,557
7.25%, 09/25/2023		35	35,006
9.375%, 07/25/2030		29	29,139
SLM Corp. 3.125%, 11/02/2026		89	79,199
4.20%, 10/29/2025		190	178,830
Synchrony Financial 7.25%, 02/02/2033		117	107,648

			1,969,837

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		12	10,372
6.00%, 08/01/2029(a)		162	140,179
10.125%, 08/01/2026(a)		40	41,160
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.25%, 10/15/2027(a)		100	91,036
HUB International Ltd. 7.25%, 06/15/2030(a)		235	239,185

			521,932

Other Finance – 0.3%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	132,101
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		54	39,750
3.625%, 10/01/2031(a)		78	52,544

			224,395

REITs – 1.7%
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)	EUR	111	110,831
Agps Bondco PLC 5.50%, 11/13/2026(a) (g)		100	35,046
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	262	218,718
5.75%, 05/15/2026(a)		2	1,835
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		323	277,102
4.875%, 09/15/2029(a)		69	62,391
5.25%, 07/15/2030(a)		25	22,556

	Principal Amount (000)		U.S. $ Value

MPT Operating Partnership LP/MPT Finance Corp. 3.50%, 03/15/2031	U.S.$	314	$203,459
4.625%, 08/01/2029		21	15,177
5.00%, 10/15/2027		122	96,482
Office Properties Income Trust 3.45%, 10/15/2031		45	22,754
Service Properties Trust 7.50%, 09/15/2025		247	244,187
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	100	93,596

			1,404,134

			4,427,665

Utility – 1.1%
Electric – 1.1%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	100	92,620
4.625%, 02/01/2029(a)		50	43,459
5.125%, 03/15/2028(a)		96	87,480
NRG Energy, Inc. 3.625%, 02/15/2031(a)		125	97,779
3.875%, 02/15/2032(a)		205	158,576
10.25%, 03/15/2028(a) (j)		47	45,911
Vistra Corp. 7.00%, 12/15/2026(a) (j)		28	26,041
8.00%, 10/15/2026(a) (j)		29	27,810
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		103	90,781
5.50%, 09/01/2026(a)		78	75,217
5.625%, 02/15/2027(a)		90	86,606

			832,280

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		14	12,950
5.875%, 08/20/2026		11	10,430

			23,380

			855,660

Total Corporates - Non-Investment Grade (cost $60,294,173)			56,761,640

CORPORATES - INVESTMENT GRADE – 18.9%
Industrial – 10.1%
Basic – 0.8%
ArcelorMittal SA 7.00%, 10/15/2039(g)		25	25,739
Celanese US Holdings LLC 6.05%, 03/15/2025		12	12,009
6.35%, 11/15/2028		39	39,126
6.55%, 11/15/2030		92	92,022

	Principal Amount (000)		U.S. $ Value

Freeport-McMoRan, Inc. 5.40%, 11/14/2034	U.S.$	99	$93,754
Glencore Funding LLC 5.70%, 05/08/2033(a)		139	136,192
Olin Corp. 5.125%, 09/15/2027		78	74,690
5.625%, 08/01/2029		135	129,550

			603,082

Capital Goods – 0.1%
General Electric Co. Series D 8.882% (LIBOR 3 Month + 3.33%), 09/15/2023(i) (j)		19	19,128
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4	3,971
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		27	26,846
6.40%, 04/15/2033(a)		32	31,644

			81,589

Communications - Media – 0.5%
Cox Communications, Inc. 5.70%, 06/15/2033(a)		36	35,835
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		314	277,994
Discovery Communications LLC 4.125%, 05/15/2029		12	11,015
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		47	44,056
4.279%, 03/15/2032		65	57,351

			426,251

Communications - Telecommunications – 0.6%
Sprint Capital Corp. 8.75%, 03/15/2032		357	425,376
Sprint LLC 7.875%, 09/15/2023		73	73,042

			498,418

Consumer Cyclical - Automotive – 2.5%
Ford Motor Co. 3.25%, 02/12/2032		162	126,418
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		400	358,192
4.00%, 11/13/2030		200	169,230
4.95%, 05/28/2027		200	187,398
7.35%, 11/04/2027		206	209,840
General Motors Financial Co., Inc. 5.85%, 04/06/2030		170	166,192
6.40%, 01/09/2033		131	132,003
Harley-Davidson Financial Services, Inc. 6.50%, 03/10/2028(a)		275	275,963

	Principal Amount (000)		U.S. $ Value

Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	U.S.$	14	$12,138
2.75%, 03/09/2028(a)		183	154,152
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		200	176,350

			1,967,876

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(a)		78	72,681
5.875%, 12/15/2027(a)		66	64,724

			137,405

Consumer Cyclical - Other – 0.9%
International Game Technology PLC 4.125%, 04/15/2026(a)		200	189,710
Las Vegas Sands Corp. 3.50%, 08/18/2026		168	155,546
MDC Holdings, Inc. 6.00%, 01/15/2043		86	75,230
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		300	244,470
Toll Brothers Finance Corp. 4.875%, 03/15/2027		93	90,353

			755,309

Consumer Cyclical - Retailers – 0.5%
Kohl’s Corp. 4.625%, 05/01/2031(g)		115	84,657
Macy’s Retail Holdings LLC 4.50%, 12/15/2034		225	160,326
5.875%, 03/15/2030(a)		170	148,801
6.125%, 03/15/2032(a)		37	31,675

			425,459

Consumer Non-Cyclical – 0.5%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		42	37,110
4.25%, 05/01/2028(a)		141	129,501
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		148	119,069
5.875%, 09/30/2027(a)		136	134,677

			420,357

Energy – 2.6%
Antero Resources Corp. 5.375%, 03/01/2030(a)		125	116,993
7.625%, 02/01/2029(a)		3	3,068
Apache Corp. 5.10%, 09/01/2040		326	271,933
Cenovus Energy, Inc. 5.40%, 06/15/2047		2	1,797

	Principal Amount (000)		U.S. $ Value

Columbia Pipelines Operating Co. LLC 5.927%, 08/15/2030(a)	U.S.$	24	$24,208
6.036%, 11/15/2033(a)		33	33,351
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		4	3,067
4.90%, 06/01/2044		16	12,268
5.75%, 01/15/2031(a)		24	22,933
EnLink Midstream Partners LP 4.85%, 07/15/2026		325	312,224
5.60%, 04/01/2044		74	63,089
EQT Corp. 3.90%, 10/01/2027		118	110,371
Hess Corp. 7.30%, 08/15/2031		36	39,252
Marathon Oil Corp. 6.80%, 03/15/2032		34	35,443
Occidental Petroleum Corp. 5.50%, 12/01/2025		28	27,740
6.20%, 03/15/2040		69	68,040
8.875%, 07/15/2030		42	48,159
ONEOK, Inc. 6.05%, 09/01/2033		68	68,539
Ovintiv, Inc. 5.65%, 05/15/2028		62	61,616
6.25%, 07/15/2033		94	93,797
PDC Energy, Inc. 5.75%, 05/15/2026		51	50,906
Var Energi ASA 7.50%, 01/15/2028(a)		200	208,022
8.00%, 11/15/2032(a)		200	213,556
Western Midstream Operating LP 3.95%, 06/01/2025		26	25,105
4.05%, 02/01/2030(g)		49	43,680
4.65%, 07/01/2026		41	39,718
4.75%, 08/15/2028		12	11,364
5.25%, 02/01/2050(g)		84	67,879
5.45%, 04/01/2044		26	21,809

			2,099,927

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028(a)		83	82,343
6.25%, 06/15/2033(a)		72	71,447

			153,790

Technology – 0.2%
HP, Inc. 5.50%, 01/15/2033		91	88,334
MSCI, Inc. 4.00%, 11/15/2029(a)		25	22,490
Western Digital Corp. 2.85%, 02/01/2029		14	11,278

			122,102

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	U.S.$	45	$43,190
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		187	186,750

			229,940

Transportation - Services – 0.2%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		200	196,692

			8,118,197

Financial Institutions – 8.5%
Banking – 7.5%
AIB Group PLC 4.263%, 04/10/2025(a)		200	197,022
Ally Financial, Inc. 6.70%, 02/14/2033		166	150,391
8.00%, 11/01/2031		44	45,559
Series B 4.70%, 05/15/2026(j)		164	115,664
Banco Santander SA 6.921%, 08/08/2033		400	400,152
Bank of America Corp. Series U 8.806% (SOFR + 3.40%), 10/02/2023(i) (j)		75	74,872
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		200	199,830
Barclays PLC 6.125%, 12/15/2025(j)		200	177,944
BNP Paribas SA 4.625%, 02/25/2031(a) (j)		200	145,788
8.50%, 08/14/2028(a) (j)		200	199,946
Capital One Financial Corp. 6.312%, 06/08/2029		100	99,946
Citigroup, Inc. Series W 4.00%, 12/10/2025(j)		18	16,203
Series Y 4.15%, 11/15/2026(j)		46	38,357
Credit Suisse Group AG 6.373%, 07/15/2026(a)		250	251,050
Deutsche Bank AG/New York NY 6.72%, 01/18/2029		160	161,800
7.079%, 02/10/2034		200	190,184
Discover Financial Services 6.70%, 11/29/2032		58	57,698
Goldman Sachs Group, Inc. (The) Series P 8.501%, 10/02/2023(j)		85	84,528

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 4.762%, 03/29/2033	U.S.$	203	$180,197
7.39%, 11/03/2028		200	210,082
8.113%, 11/03/2033		200	217,312
Intesa Sanpaolo SpA 7.00%, 11/21/2025(a)		350	355,600
JPMorgan Chase & Co. Series Q 8.884% (SOFR + 3.51%), 11/01/2023(i) (j)		115	115,346
Series R 8.934% (SOFR + 3.56%), 11/01/2023(i) (j)		9	9,010
Lloyds Banking Group PLC 6.00%, 06/07/2032(j)	GBP	8	9,402
7.50%, 06/27/2024(j)	U.S.$	201	196,178
7.953%, 11/15/2033		200	214,428
NatWest Group PLC 7.472%, 11/10/2026		205	211,056
Santander Holdings USA, Inc. 6.499%, 03/09/2029		184	183,172
6.565%, 06/12/2029		115	114,479
Santander UK Group Holdings PLC 6.833%, 11/21/2026		353	357,338
Standard Chartered PLC 6.17%, 01/09/2027(a)		289	289,925
Truist Financial Corp. 1.95%, 06/05/2030		18	14,268
5.122%, 01/26/2034		85	79,696
Series L 8.654% (LIBOR 3 Month + 3.10%), 12/15/2024(i) (j)		63	62,398
UniCredit SpA 1.982%, 06/03/2027(a)		230	203,953
5.861%, 06/19/2032(a)		200	183,886
US Bancorp 4.839%, 02/01/2034		55	51,012
Wells Fargo & Co. 7.625%, 09/15/2028(j)		79	81,070
Series BB 3.90%, 03/15/2026(j)		111	98,357

			6,045,099

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(j)		20	19,350
LPL Holdings, Inc. 4.00%, 03/15/2029(a)		12	10,671

			30,021

Finance – 0.6%
Air Lease Corp. Series B 4.65%, 06/15/2026(j)		50	43,638

	Principal Amount (000)		U.S. $ Value

Aircastle Ltd. 2.85%, 01/26/2028(a)	U.S.$	2	$1,722
5.25%, 08/11/2025(a)		148	144,455
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		2	1,803
1.95%, 09/20/2026(a)		147	129,323
3.50%, 11/01/2027(a)		18	16,109
4.125%, 08/01/2025(a)		16	15,239
4.375%, 01/30/2024(a)		36	35,586
4.875%, 10/01/2025(a)		6	5,779
6.375%, 07/15/2030(a)		59	58,419

			452,073

Insurance – 0.1%
ACE Capital Trust II 9.70%, 04/01/2030		20	23,778
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		55	56,592
Prudential Financial, Inc. 5.20%, 03/15/2044		20	19,702

			100,072

REITs – 0.2%
VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(a)		93	92,377
5.75%, 02/01/2027(a)		59	57,858

			150,235

			6,777,500

Utility – 0.3%
Electric – 0.3%
Enel Finance International NV 7.50%, 10/14/2032(a)		200	220,366
NRG Energy, Inc. 7.00%, 03/15/2033(a)		55	54,589

			274,955

Total Corporates - Investment Grade (cost $15,460,383)			15,170,652

EMERGING MARKETS - CORPORATE BONDS – 2.4%
Industrial – 2.3%
Basic – 0.1%
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		91	77,572

Communications - Telecommunications – 0.2%
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		180	166,588

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 1.5%
Allwyn Entertainment Financing UK PLC 7.906% (EURIBOR 3 Month + 4.12%), 02/15/2028(a) (i)	EUR	113	$123,258
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	236	196,782
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		221	199,176
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		200	188,954
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		209	195,937
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		390	317,905

			1,222,012

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. Zero Coupon, 06/25/2024(b) (k)	ZAR	1	0
3.00%, 12/31/2022(b) (d) (f)	U.S.$	14	0
3.00%, 12/31/2022(a) (b) (k)		1	0

			0

Consumer Non-Cyclical – 0.3%
Teva Pharmaceutical Finance Netherlands III BV 7.875%, 09/15/2029		200	208,046
Tonon Luxembourg SA 6.50%, 10/31/2024(b) (d) (f) (k)		2	0
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (d) (f)		96	10

			208,056

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		200	178,288

			1,852,516

Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		28	27,042

Total Emerging Markets - Corporate Bonds (cost $2,080,847)			1,879,558

BANK LOANS – 1.3%
Industrial – 1.1%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.754% (SOFR 3 Month + 4.25%), 05/17/2028(l)		97	82,831

	Principal Amount (000)		U.S. $ Value

Apex Tool Group, LLC 10.664% (SOFR 1 Month + 5.25%), 02/08/2029(l)	U.S.$	20	$19,022

			101,853

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 9.931% (SOFR 1 Month + 4.50%), 10/28/2027(l)		37	35,420
Clear Channel Outdoor Holdings, Inc. 9.13% (SOFR 3 Month + 3.50%), 08/21/2026(l)		12	11,276
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 8.446% (SOFR 1 Month + 3.00%), 05/01/2026(l)		18	15,793

			62,489

Communications - Telecommunications – 0.3%
Crown Subsea Communications Holding, Inc. 10.433% (SOFR 1 Month + 5.00%), 04/27/2027(l)		56	56,149
DIRECTV Financing, LLC 10.446% (SOFR 1 Month + 5.00%), 08/02/2027(l)		51	49,906
Proofpoint, Inc. 11.696% (SOFR 1 Month + 6.25%), 08/31/2029(l)		120	119,287

			225,342

Consumer Non-Cyclical – 0.2%
Gainwell Acquisition Corp. 9.342% (SOFR 3 Month + 4.00%), 10/01/2027(l)		39	38,354
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 9.377% (SOFR 3 Month + 3.75%), 11/16/2025(l)		26	25,401
US Radiology Specialists, Inc. 10.681% (SOFR 1 Month + 5.25%), 12/15/2027(l)		88	85,346

			149,101

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.813% (SOFR 3 Month + 6.25%), 10/20/2028(l)		81	71,794
FCG Acquisitions, Inc. 12.254% (SOFR 3 Month + 6.75%), 03/30/2029		30	28,200

			99,994

	Principal Amount (000)		U.S. $ Value

Technology – 0.3%
Ascend Learning, LLC 11.181% (SOFR 1 Month + 5.75%), 12/10/2029(l)	U.S.$	50	$42,646
Banff Guarantor, Inc. 10.946% (SOFR 1 Month + 5.50%), 02/27/2026(l)		50	49,339
Boxer Parent Company, Inc. 9.196% (SOFR 1 Month + 3.75%), 10/02/2025(l)		57	56,718
FINThrive Software Intermediate Holdings, Inc. 12/17/2029(b) (m)		50	30,438
Loyalty Ventures, Inc. 11/03/2027(b) (k) (m)		115	1,151
Veritas US, Inc. 10.446% (SOFR 1 Month + 5.00%), 09/01/2025(l)		82	69,164

			249,456

			888,235

Financial Institutions – 0.2%
Insurance – 0.2%
Asurion, LLC 9.681% (SOFR 1 Month + 4.25%), 08/19/2028(l)		160	153,939

Total Bank Loans (cost $1,214,767)			1,042,174

	Shares

COMMON STOCKS – 0.4%
Energy – 0.1%
Energy Equipment & Services – 0.0%
BIS Industries Ltd.(b)		21,027	0
CHC Group LLC		468	0

			0

Oil, Gas & Consumable Fuels – 0.1%
Athabasca Oil Corp.		13,517	37,466
Berry Corp.		2,975	25,496
Civitas Resources, Inc.		523	43,001
Global Partners LP/MA		1,004	31,405
K201640219 South Africa Ltd.(b) (d) (k)		191,574	0
K201640219 South Africa Ltd. Series B(b) (d) (k)		30,276	0
SandRidge Energy, Inc.		5	80

			137,448

			137,448

Consumer Staples – 0.1%
Household Products – 0.1%
Southeastern Grocers, Inc.(d)		3,584	87,808

	Shares	U.S. $ Value

Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Intelsat Emergence SA(b)	1,936	$41,237
Intelsat Jackson Holdings SA(b) (d)	201	1,206

		42,443

Media – 0.0%
DISH Network Corp. - Class A	100	600
iHeartMedia, Inc. - Class A	1,045	3,772
National CineMedia, Inc.	5,692	25,785

		30,157

		72,600

Consumer Discretionary – 0.1%
Broadline Retail – 0.1%
ATD New Holdings, Inc.	1,009	38,090

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.	151	8,344

		46,434

Industrials – 0.0%
Consumer Cyclical Services – 0.0%
Edcon Ltd.(b) (k)	8,218	0

Electrical Equipment – 0.0%
Exide Industries Ltd.(b)	7	2,975

		2,975

Materials – 0.0%
Containers & Packaging – 0.0%
Westrock Co.	6	196

Total Common Stocks (cost $525,953)		347,461

PREFERRED STOCKS – 0.2%
Industrial – 0.1%
Consumer Cyclical - Automotive – 0.0%
Exide Technologies 0.00%(b)	39	32,175

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%(b)	490	9,173

Other Industrial – 0.1%
WESCO International, Inc. Series A 10.625%(b)	1,425	38,860

		80,208

Company		Shares	U.S. $ Value

Financials – 0.1%
Brokerage – 0.1%
Ladenburg Thalmann Financial Services, Inc. Series A 8.00%(b)		2,175	$32,516

	Total Preferred Stocks (cost $90,545)		112,724

RIGHTS – 0.0%
Utilities – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
	Vistra Energy Corp., expiring 12/31/2046(b)	3,442	3,638

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
	Intelsat Jackson Holdings SA, Series B, expiring 12/31/2049(b) (d)	201	0

	Total Rights (cost $0)		3,638

		Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
GS Mortgage Securities Trust Series 2014-GC18, Class D 5.224%, 01/10/2047(a) (cost $11,483)	U.S.$	12	3,163

		Shares

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
	AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(n) (o) (p) (cost $3,792,929)	3,792,929	3,792,929

Total Investments – 98.6% (cost $83,471,080)(q)			79,113,939
	Other assets less liabilities – 1.4%		1,159,515

	Net Assets – 100.0%		$80,273,454

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	192	USD	248	09/14/2023	$4,062
Bank of America, NA	USD	259	EUR	236	10/12/2023	(2,227)
NatWest Markets PLC	EUR	1,594	USD	1,758	10/12/2023	24,914

						$26,749

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	(3.00)%	Monthly	7.50%	USD	95	$13,450	$9,721	$3,729

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $57,686,413 or 71.9% of net assets.

(b)	Non-income producing security.
(c)	Defaulted matured security.
(d)	Fair valued by the Adviser.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2023.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of August 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	$0	$0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Intelsat Jackson Holdings SA 8.50%, 10/15/2024	09/05/2018-04/17/2019	0	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	03/13/2015-06/30/2021	14,130	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	36,767	0	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019-10/31/2020	3,522	0	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	96,161	10	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2023.
(h)	Convertible security.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2023.

(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Defaulted.
(l)	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at August 31, 2023.
(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $862,991 and gross unrealized depreciation of investments was $(5,189,654), resulting in net unrealized depreciation of $(4,326,663).

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

ZAR – South African Rand

Glossary:

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB High Yield ETF

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$—	$56,760,042	$1,598	(a)	$56,761,640
Corporates - Investment Grade	—	15,170,652	—		15,170,652
Emerging Markets - Corporate Bonds	—	1,879,548	10	(a)	1,879,558
Bank Loans	—	927,477	114,697		1,042,174
Common Stocks	176,145	—	171,316	(a)	347,461
Preferred Stocks	48,033	32,516	32,175		112,724
Rights	—	—	3,638	(a)	3,638
Commercial Mortgage-Backed Securities	—	3,163	—		3,163
Short-Term Investments	3,792,929	—	—		3,792,929

Total Investments in Securities	4,017,107	74,773,398	323,434	(a)	79,113,939
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	28,976	—		28,976
Credit Default Swaps	—	13,450	—		13,450
Liabilities:
Forward Currency Exchange Contracts	—	(2,227)	—		(2,227)

Total	$4,017,107	$74,813,597	$323,434	(a)	$79,154,138

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$16,352	$12,559	$3,793	$67